PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	2022
	Cost					Depreciation and Impairment
						Accumulated at				Accumulated at
	Beginning				End of the	the beginning				the end	Net
Account	of the year	Additions	Retirements	Transfers	year	of the year	Retirements	For the year	rate %	of the year	book value
Pipelines	265,066,631	-	-	4,361,804	269,428,435	144,855,499	-	6,548,184	2.2	151,403,683	118,024,752

Compressor plants	116,840,361	-	-	4,135,224	120,975,585	80,652,592	-	5,284,061	3.3 to 25	85,936,653	35,038,932

Other plants	106,030	-	-	-	106,030	46,113	-	3,289	3.3	49,402	56,628

Stations of regulation and/or measurement of pressure	9,502,577	-	-	165,914	9,668,491	7,489,062	-	260,160	4.0	7,749,222	1,919,269

Other technical installations	1,964,446	-	-	420,266	2,384,712	1,542,316	-	73,079	6.7	1,615,395	769,317

Subtotal assets related to natural gas transportation service	393,480,045	-	-	9,083,208	402,563,253	234,585,582	-	12,168,773		246,754,355	155,808,898

Non-regulated segment Pipelines	43,520,177	-	-	185,982	43,706,159	3,383,838	-	1,444,820	2.2	4,828,658	38,877,501

Non-regulated segment Compressor plants	8,422,007	-	-	72,584	8,494,591	4,969,891	-	870,535	3.3 to 25	5,840,426	2,654,165

Non-regulated segment Other plants	77,586,306	-	(1,863,128)	10,121,226	85,844,404	44,982,655	(1,863,128)	2,220,735	3.3	45,340,262	40,504,142

Non-regulated segment Stations of regulation and/or measurement of pressure	2,829,148	-	-	3,603	2,832,751	384,512	-	111,187	4.0	495,699	2,337,052

Non-regulated segment Other technical installations	1,040,891	-	-	47,379	1,088,270	577,826	-	90,090	6.7	667,916	420,354

Subtotal assets related to Other Services and Production and Commercialization of Liquids	133,398,529	-	(1,863,128)	10,430,774	141,966,175	54,298,722	(1,863,128)	4,737,367		57,172,961	84,793,214

Lands	1,417,568	-	-	-	1,417,568	-	-	-	-	-	1,417,568

Buildings and constructions	15,604,574	-	-	372,507	15,977,081	7,887,429	-	308,816	2.0	8,196,245	7,780,836

Facilities and features in building	1,157,039	-	-	20,995	1,178,034	526,674	-	35,163	4.0	561,837	616,197

Machinery, equipment and tools	5,353,477	237,299	-	28,117	5,618,893	3,461,019	-	554,096	6.7 to 10	4,015,115	1,603,778

UT Machinery, equipment and tools	3,641	-	-	-	3,641	3,641	-	-	6.7 to 10	3,641	-

Computers and Telecommunication systems	22,870,210	-	-	1,458,548	24,328,758	17,579,964	-	1,577,198	6.7 to 20	19,157,162	5,171,596

Vehicles	2,221,358	159,632	-	-	2,380,990	1,721,854	-	182,037	20	1,903,891	477,099

Furniture	955,440	7,472	-	41	962,953	902,025	-	9,219	10	911,244	51,709

Materials	15,791,047	6,275,734	(96,242)	(5,242,745)	16,727,794	-	-	-	-	-	16,727,794

Line pack	2,133,003	-	-	-	2,133,003	110,662	-	-	-	110,662	2,022,341

Works in progress	19,226,284	14,933,727	-	(16,151,445)	18,008,566	-	-	-	-	-	18,008,566

Total	613,612,215	21,613,864	(1,959,370)	-	633,266,709	321,077,572	(1,863,128)	19,572,669		338,787,113	294,479,596

	2021
	Cost					Depreciation and Impairment
						Accumulated at				Accumulated at
	Beginning				End of the	the beginning				the end	Net
Account	of the year	Additions	Retirements	Transfers	year	of the year	Retirements	For the year	rate %	of the year	book value
Pipelines	263,565,765	-	(586)	1,501,452	265,066,631	138,428,020	(341)	6,427,820	2.2	144,855,499	120,211,132

Compressor plants	112,497,073	-	(74)	4,343,362	116,840,361	75,761,325	(70)	4,891,337	3.3 a 25	80,652,592	36,187,769

Other plants	106,030	-	-	-	106,030	42,726	-	3,387	3.3	46,113	59,917

Stations of regulation and/or measurement of pressure	8,933,021	-	-	569,556	9,502,577	7,240,802	-	248,260	4.0	7,489,062	2,013,515

Other technical installations	1,701,491	-	-	262,955	1,964,446	1,499,144	-	43,172	6.7	1,542,316	422,130

Subtotal assets related to natural gas transportation service	386,803,380	-	(660)	6,677,325	393,480,045	222,972,017	(411)	11,613,976		234,585,582	158,894,463

Non-regulated segment Pipelines	43,383,354	-	-	136,823	43,520,177	1,942,152	-	1,441,686	2.2	3,383,838	40,136,339

Non-regulated segment Compressor plants	8,361,565	-	-	60,442	8,422,007	4,093,187	-	876,704	3.3 a 25	4,969,891	3,452,116

Non-regulated segment Other plants	75,790,110	-	-	1,796,196	77,586,306	43,017,260	-	1,965,395	3.3	44,982,655	32,603,651

Non-regulated segment Stations of regulation and/or measurement of pressure	2,616,454	2,643	-	210,051	2,829,148	275,237	-	109,275	4.0	384,512	2,444,636

Non-regulated segment Other technical installations	1,016,791	-	-	24,100	1,040,891	485,393	-	92,433	6.7	577,826	463,065

Subtotal assets related to Other Services and Production and Commercialization of Liquids	131,168,274	2,643	-	2,227,612	133,398,529	49,813,229	-	4,485,493		54,298,722	79,099,807

Lands	1,417,568	-	-	-	1,417,568	-	-	-	-	-	1,417,568

Buildings and constructions	14,995,664	-	(12)	608,922	15,604,574	7,588,478	(10)	298,961	2.0	7,887,429	7,717,145

Facilities and features in building	1,055,941	-	(39)	101,137	1,157,039	495,969	(37)	30,742	4.0	526,674	630,365

Machinery, equipment and tools	4,687,684	425,882	-	239,911	5,353,477	2,999,073	-	461,946	6.7 a 10	3,461,019	1,892,458

UT Machinery, equipment and tools	3,641	-	-	-	3,641	3,641	-	-	6.7 a 10	3,641	-

Computers and Telecommunication systems	21,180,182	-	-	1,690,028	22,870,210	15,932,596	-	1,647,368	6.7 a 20	17,579,964	5,290,246

Vehicles	2,070,127	153,637	(2,406)	-	2,221,358	1,547,470	(2,001)	176,385	20.0	1,721,854	499,504

Furniture	918,308	37,054	-	78	955,440	895,747	-	6,278	10.0	902,025	53,415

Materials	13,940,845	6,478,730	(125,178)	(4,503,350)	15,791,047	-	-	-	-	-	15,791,047

Line pack	2,133,003	-	-	-	2,133,003	110,662	-	-	-	110,662	2,022,341

Works in progress	12,695,872	13,572,075	-	(7,041,663)	19,226,284	-	-	-	-	-	19,226,284

Total	593,070,489	20,670,021	(128,295)	-	613,612,215	302,358,882	(2,459)	18,721,149		321,077,572	292,534,643

The following is the composition of the resulting net book value of Property, plant and equipment as of December 31, 2022 and 2021:

	2022	2021
Cost	633,266,709	613,612,215
Accumulated depreciaton	(338,787,113)	(321,077,572)
Total	294,479,596	292,534,643

As of December 31, 2022 and 2021, the assets related to the Other Services and Production and Commercialization of Liquids segments contains the following assets for right of use:

	2022	2021
Other plants	986,979	1,256,155
Compressor plants	2,450,404	3,118,695
Other technical installations	278,631	354,621
Total	3,716,014	4,729,471

The book value variation of the rights-of use accounted during the years ended on December 31, 2022 and 2021 corresponds to its depreciation:

	2022	2021
Other plants	(269,176)	(269,177)
Compressor plants	(668,291)	(668,293)
Other technical installations	(75,990)	(75,989)
Total	(1,013,457)	(1,013,459)

The right to use these assets expires in September 2026, at which time the purchase options provided for in the contracts may be exercised.